Significant Accounting Policies (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 26, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
General [Abstract]
Goodwill Impairment charge	$ 265,089
Impairment charge		$ 2,108,117
Income tax benefit, percentage		50.00%
Severance pay, percentage		8.33%
Severance expenses		$ 51,554	$ 53,389	$ 59,087
Outstanding stock options (in Shares)		23,783,274
Conversion of outstanding convertible loans (in Shares)		30,611,525
Diluted loss per ordinary share (in Shares)		14,710,663